Employee benefits - Disclosure of Actuarial Assumptions for Defined Benefit Plans (Details) - Allowance for retirement defined benefit	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Discount rate (iBoxx Corporate AA) for retirement	3.20%	3.75%	0.95%
Annual rate of increase in wages	2.50%	4.00%	3.00%
Annual mobility rate	5.20%	4.30%	4.20%
Rate of contributions	48.01%	47.07%	48.39%
Rate of wages costs	24.32%	23.46%	24.18%
16-24 years	15.00%	12.00%	12.00%
25-29 years	14.00%	10.00%	9.00%
30-34 years	10.00%	7.00%	7.00%
35-39 years	6.00%	5.00%	4.50%
40-44 years	4.00%	3.00%	3.00%
45-49 years	2.00%	1.50%	1.50%
+50 years	0.00%	0.00%	0.00%
Executives | Employees born before 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	64 years	64 years	64 years
Executives | Employees born after 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	65 years	64 years	64 years
Non-executives | Employees born before 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	62 years	62 years	62 years
Non-executives | Employees born after 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	64 years	62 years	62 years